Share capital (Tables) - Li Cycle Holdings Corp [Member]	12 Months Ended
Oct. 31, 2021
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Summary of Detailed Information About Stock Options Outstanding
A summary of outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	399,100	0.02
April 10, 2023	798,200	0.02
April 10, 2023	199,231	0.36
April 1, 2024	171,613	0.36
July 17, 2024	865,244	0.36
December 16, 2029	99,775	1.08
April 21, 2030	439,010	1.08
July 19, 2030	371,163	1.08
November 30, 2030	420,452	2.17
February 11, 2031	478,920	2.17
August 10, 2031	1,053,846	10.93

	5,296,553

Summary of Detailed Information About Assumptions Used in Stock Option Pricing Model	The assumptions used in the stock option pricing model were as follows:

Risk free interest rate	0.46% – 0.97%
Expected life of options	6 years
Expected dividend yield	0.0%
Expected stock price volatility	65%
Expected forfeiture rate	0.0%

Summary of Detailed Information About RSU activities
A summary of RSU activities is as follows:

	Number of Li-Cycle Corp RSU	Number of Li-Cycle Holdings Corp RSU
Balance – October 31, 2018	—
Balance – October 31, 2019	—
Granted	2,182

Balance – October 31, 2020	2,182
Granted	7,647
Settled on August 10, 2021	(9,829)

Subtotal	—	—
Granted on or after August 10, 2021		716,763

Balance – October 31, 2021	—	716,763

Long Term Incentive Plan [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Summary of Detailed Information About Stock Option Activity
A summary of stock option activities is as follows:

	Number of Li-Cycle Corp stock options	Weighted average exercise price of Li-Cycle Corp stock options	Number of Li-Cycle Holdings Corp stock options	Weighted average exercise price of Li-Cycle Holdings Corp stock options
		$		$
Balance – October 31, 2018	58,320	2.49
Granted	41,680	13.57

Balance – October 31, 2019	100,000	7.14
Granted	33,500	39.66

Balance – October 31, 2020	133,500	15.35
Granted	31,750	85.30
Exercised	(54,443)	24.58
Forfeited	(4,500)	42.43

Exchanged on August 10, 2021	106,307	31.62	4,242,707	0.79
Granted			1,053,846	10.93

Balance – October 31, 2021			5,296,553	2.81